Trade and other payables - Financial guarantee payables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables.
Opening balance	¥ 250,338	¥ 209,782
Addition arising from new contracts		50,889
Charge (credit) to profit or loss, net	127,312	198,640
Payouts during the year, net	(261,141)	(208,973)
Ending balance	¥ 116,509	¥ 250,338